Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Jun. 30, 2025 USD ($)
Other Commitments [Line Items]
Total	$ (11,645)
2024	(11,645)
2025	0
2026	0
2027	0
2028	0
2029 and thereafter	0
Future Minimum Charter In Hire Payments (1) [Member]
Other Commitments [Line Items]
Total	(3,849)	[1]
2024	(3,849)	[1]
2025	0	[1]
2026	0	[1]
2027	0	[1]
2028	0	[1]
2029 and thereafter	0	[1]
Vessel BWTS and ESD (2) [Member]
Other Commitments [Line Items]
Total	(7,796)	[2]
2024	(7,796)	[2]
2025	0	[2]
2026	0	[2]
2027	0	[2]
2028	0	[2]
2029 and thereafter	$ 0	[2]

[1]	The amounts represent the Company’s commitments under the existing, as of June 30, 2025, time charter-in arrangements for third party vessels other than those described in Note 6.
[2]	The amounts represent the Company’s commitments as of June 30, 2025 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.